Retirement Benefit Plans and Postretirement and Postemployment Benefit Obligations (Details 5) (S&F Savings Plan, USD $)	1 Months Ended	12 Months Ended		10 Months Ended
	Dec. 30, 2012	Dec. 28, 2014	Dec. 29, 2013	Nov. 14, 2012
Defined Contribution Plan
Automatic employee contribution of eligible compensation unless opted out (as a percent)		3.00%
Maximum eligible compensation employees may contribute (as a percent)		100.00%
Contributions made to the plan (in dollars)	$ 400,000	$ 4,400,000	$ 3,900,000
Predecessor
Defined Contribution Plan
Contributions made to the plan (in dollars)				3,200,000
Under the age of 50
Defined Contribution Plan
Maximum annual employee contribution amount (in dollars)		17,500	17,000
At the age of 50 or over
Defined Contribution Plan
Maximum annual employee contribution amount (in dollars)		$ 23,000	$ 22,500
Frozen Pension Participants
Defined Contribution Plan
Percentage of matching contribution		50.00%	50.00%
Maximum eligible compensation matched by the Company (as a percent)		6.00%	6.00%
Active Pension Participants
Defined Contribution Plan
Percentage of matching contribution		33.00%	33.00%
Maximum eligible compensation matched by the Company (as a percent)		6.00%	6.00%